Related Party Transactions (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 23, 2020	Jun. 19, 2020	Dec. 31, 2020	Oct. 21, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Advance from related party							$ 6,514
Stock issued during the period					16,168,450	16,168,485
VitaNova Partners, LLC. [Member]
Ownership percentage		70.20%
Stock issued during the period		55,612,837
Subsequent Event [Member]
Stock issued during the period	35,109,195			18,940,800
Subsequent Event [Member] | VitaNova Partners, LLC. [Member]
Stock issued during the period			55,612,837
VitaNova Partners [Member]
Ownership percentage							70.20%
Advance from related party						$ 17,412	$ 6,514